Other Investment	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Investments, All Other Investments [Abstract]
Other Investment
4. Other Investment
The Company has determined that the Company’s investment in Tisento Parent is an equity security, whereby such investment does not give the Company a controlling financial interest or significant influence over the investee. Further, the Company assessed the accounting for its investment in Tisento Parent in accordance with ASC
810-10,
Consolidation—Overall. After determining that no scope exception applies under the guidance of ASC
810-10-15-12
and ASC
810-10-15-17,
the Company concluded that it has a variable interest in Tisento Parent through its investment in Tisento Parent common stock. Tisento Parent does not have sufficient equity to finance its activities without additional subordinated financial support as Tisento Parent is a startup entity in its early stages of raising funds and will require significant capital to advance its programs to commercial stage. Therefore, the Company concluded that its investment in Tisento Parent is a variable interest entity (“VIE”) in accordance with ASC
810-10-15-14(a)
and is subject to potential consolidation under the VIE model. However, all activities that most significantly impact Tisento Parent and its subsidiary’s economic performance are directed by the Tisento Parent board and the board approves decisions by a simple majority. Based on the board composition, the Company determined that no one party has control over the Tisento Parent board and power is not shared because the activities that most significantly affect Tisento Parent and its subsidiary’s economic performance do not require the consent of all of the parties. Rather, all decisions are made by a simple majority vote of the Tisento Parent board. Therefore, because the Company controls no director of Tisento Parent, the Company cannot unilaterally direct any of the activities that most significantly impact Tisento Parent and its subsidiary’s economic performance. Accordingly, the Company does not hold a controlling financial interest in Tisento Parent. Because both criteria (a) and (b) above have to be met for the application of the guidance in
ASC 810-10-25-44B
and criteria (a) has not been met, the Company concluded that it should not consolidate Tisento under the VIE model.
Accordingly, the Company has accounted for the investment as a financial instrument without a readily determinable fair value. Such investment is recorded using the measurement alternative for investments without readily determinable fair values, whereby the investment is measured at cost less any impairment recorded or adjustments for observable price changes. An impairment loss is recognized in the consolidated statements of operations and comprehensive loss equal to the amount by which the carrying value exceeds the fair value of the investment. As of March 31, 2026, no impairment loss was recognized. The Company considers the cost of the investment to be the maximum exposure to loss as a result of its involvement with the non-affiliated
entity.

4. Other Investment
On July 28, 2023, the Company closed the transactions contemplated by the Asset Purchase Agreement receiving proceeds of $8.0 million as cash consideration, approximately $2.4 million as reimbursement for certain operating expenses related to zagociguat and CY3018 programs for the period between signing and closing of the transaction, and 10% of all of Tisento Parent’s outstanding equity securities which fair value was determined to be $5.3 million at the time of closing. The Company’s investment in Tisento Parent does not provide it with significant influence over Tisento Parent.
The Company has determined that the Company’s investment in Tisento Parent is an equity security, whereby such investment does not give the Company a controlling financial interest or significant influence over the investee. Further, the Company assessed the accounting for its investment in Tisento Parent in accordance with ASC 810-10, Consolidation—Overall. After
determining that no scope exception applies under the guidance of ASC 810-10-15-12 and ASC 810-10-15-17, the
Company concluded that it has a variable interest in Tisento Parent through its investment in Tisento Parent common stock. Tisento Parent does not have sufficient equity to finance its activities without additional subordinated financial support as Tisento Parent is a startup entity in its early stages of raising funds and will require significant capital to advance its programs to commercial stage. Therefore, the Company concluded that its investment in Tisento Parent is a variable interest entity (“VIE”) in accordance with ASC 810-10-15-14(a) and is
subject to potential consolidation under the VIE model. However, all activities that most significantly impact Tisento Parent and its subsidiary’s economic performance are directed by the Tisento Parent board and the board approves decisions by a simple majority. Based on the board composition, the Company determined that no one party has control over the Tisento Parent board and power is not shared because the activities that most significantly affect Tisento Parent and its subsidiary’s economic performance do not require the consent of all of the parties. Rather, all decisions are made by a simple majority vote of the Tisento Parent board. Therefore, because the Company controls no director of Tisento Parent, the Company cannot unilaterally direct any of the activities that most significantly impact Tisento Parent and its subsidiary’s economic performance. Accordingly, the Company does not hold a controlling financial interest in Tisento Parent. Because both criteria (a) and (b) above have to be met for the application of the guidance in ASC 810-10-25-44B and criteria
(a) has not been met, The Company concluded that it should not consolidate Tisento under the VIE model.
Accordingly, the Company has accounted for the investment as a financial instrument without a readily determinable fair value. Such investment is recorded using the measurement alternative for investments without readily determinable fair values, whereby the investment is measured at cost less any impairment recorded or adjustments for observable price changes. An impairment loss is recognized in the consolidated statements of operations and comprehensive loss equal to the amount by which the carrying value exceeds the fair value of the investment. As of December 31, 2025, no impairment loss was recognized. The Company considers the cost of the investment to be the maximum exposure to loss as a result of its involvement with the non-affiliated
entity.
The initial fair value of the investment in Tisento Parent was determined by reference to the risk-adjusted net assets value using the discounted cash flow method. The estimated net assets value of Tisento Parent includes the cash generated/used from the operations and the proceeds from equity financing. Valuations were derived by reference to observable valuation measures for comparable companies or transactions, including weighted average
cost of capital (21% to 23%), terminal decline rate (25% to 75%) and the discount rate referenced by a two-year
treasury rate of 4.01%.